Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment charges	$ 237			$ 1,159	$ 1,307	$ 400
Carrying value of investment					100	$ 100
contract assets					200
Other current assets					100
Other assets					$ 100
Percenatge of commissions earned					80.00%
Percentage of commission and fee revenues			15.00%		5.00%
Percentage of coinsurance agreement					100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of royalty		5.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of royalty		1.25%